UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-6490

Dreyfus Premier International Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	7/31/05

FORM N-Q

Item 1. Schedule of Investments.

DREYFUS PREMIER GREATER CHINA FUND
Statement of Investments
July 31, 2005 (Unaudited)

Common Stocks--95.1%	Shares	Value ($)

China--32.3%
BOE Technology Group, Cl. B	17,551,667	3,183,535
China Fire Safety Enterprise Group Holdings	10,300,000 a	914,236
China Shineway Pharmaceutical Group	4,622,000 a	1,545,879
China Shipping Development, Cl. H	2,510,000	1,888,869
China Telecom, Cl. H	13,750,000	5,306,353
Dongfang Electrical Machinery, Cl. H	2,962,000	3,295,895
FU JI Food and Catering Services Holdings	1,655,000	1,479,636
Golden Meditech	3,166,000	549,815
Golding Soft	5,220,000 a	11,080
HC International	7,616,000 a	1,645,919
PetroChina, Cl. H	5,800,000	5,185,433
Semiconductor Manufacturing International	18,188,000 a	3,860,478
Shandong Chenming Paper Holdings, Cl. B	4,125,000	2,021,721
Shanghai Zhenhua Port Machinery, Cl. B	3,059,058	1,936,384
Shenzhen Chiwan Wharf Holdings, Cl. B	530,610	831,371
Shenzhen Expressway, Cl. H	5,534,000	2,135,663
Sichuan Expressway, Cl. H	10,134,000	1,577,388
Tencent Holdings	4,766,000	3,739,867
Tong Ren Tang Technologies, Cl. H	1,405,000	2,602,622
Weichai Power, Cl. H	1,108,000	2,672,473
Weiqiao Textile, Cl. H	1,409,500	1,858,494
Yantai Changyu Pioneer Wine, Cl. B	329,072	484,272
		48,727,383
Hong Kong--45.5%
Asia TeleMedia	4,436,000 a	54,211
BOC Hong Kong Holdings	2,070,000	4,180,635
Cheung Kong Holdings	537,000	5,792,280
China Force Oil and Grains Industrial Holdings	3,406,000	190,593
China Gas Holdings	13,750,000 a	2,387,859
China Merchants Holdings International	1,212,000	2,463,383
Chow Sang Sang Holdings	3,838,000	2,592,009
Dynasty Fine Wines Group	678,000 a	250,749
Far East Consortium	8,270,000	3,563,876
Far East Pharmaceutical Tech	16,264,000 b	142,268
Great Eagle	1,338,000	3,898,491
HSBC Holdings	300,000	4,877,986
HSBC Holdings (warrants)	8,600,000 a	531,021
Hang Lung Properties	1,260,000	2,001,749
Hong Kong Economic Times Holdings	150,000	32,803
Hongkong Land Holdings	1,301,000	4,241,260
Hua Han Bio-Pharmaceutical Holdings	12,708,000	1,454,921
JCG Holdings	2,664,000	2,810,091
Li Ning	6,554,000	2,782,227
Lifestyle International Holdings	3,141,000	5,575,955
Lung Kee (Bermuda) Holdings	4,750,000	3,482,898
Playmates Holdings	11,880,000	2,032,546
Regal Hotels International Holdings	28,430,000	2,852,618
SIM Technology Group	10,256,000	1,847,048
Silver Grant International	9,108,000	2,870,525
TAI Cheung Holdings	3,149,000	1,914,021
Tianjin Development Holdings	4,000,000	1,530,803
Victory City International Holdings	6,962,000	2,216,570
		68,571,396
Taiwan--16.3%
Advanced Semiconductor Engineering	4,000,000 a	3,137,747
CTCI	5,572,000	2,998,425
Compal Communications	1,112,500	3,892,180
Compal Electronics	2,079,500	1,911,809
Everlight Electronics	410	535
Far Eastern Department Stores	5,360,000	3,515,030
Hotai Motor	1,133,000	2,844,054
Powerchip Semiconductor	4,143,000	3,048,426
TSRC	2,163,000	1,028,222
United Microelectronics	3,136,800	2,219,480
		24,595,908
United States--1.0%
Far East Energy	1,250,000 a	1,587,500
Far East Energy (warrants)	625,000 a	0
	327,328,117	1,587,500

Total Investments (cost $132,423,036)	95.1%	143,482,187

Cash and Receivables (Net)	4.9%	7,332,430

Net Assets	100.0%	150,814,617

a	Non-income producing.
b	The valuation of this security has been determined in good faith under the direction of the
Board of Directors.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Dreyfus Premier International Growth Fund
Statement of Investments
July 31, 2005 (Unaudited)

Common Stocks--101.2%	Shares		Value ($)

Australia--4.0%
BHP Billiton	45,900		673,221
BlueScope Steel	30,900		220,521
Oil Search	140,500		357,648
Rinker Group	20,800		237,789
			1,489,179
Belgium--.7%
InBev	7,400		275,121

Canada--5.8%
Canadian National Railway	5,400		358,132
Canfor	16,900	a	197,507
Gildan Activewear	9,200	a	270,677
Husky Energy	7,700		332,769
Oncolytics Biotech (Purchase Warrants October 2005)	29,734	a	0
Research In Motion	2,400	a	169,820
Sun Life Financial	6,800		244,858
TELUS	17,000		607,143
			2,180,906

Denmark--2.2%
AP Moller - Maersk	52		507,276
Novo Nordisk, Cl. B	6,000		310,219
			817,495
Finland--2.3%
Fortum	12,500		228,499
Nokia	40,900		653,386
			881,885
France--11.4%
BNP Paribas	6,232		450,919
Bouygues	7,400		324,131
France Telecom	6,800		210,087
Renault	5,600		513,536
Sanofi-Aventis	8,127		703,372
Societe Generale	4,100		448,840
Suez	12,400		340,683
Total	2,848		715,107
Vivendi Universal	17,500		557,222
			4,263,897
Germany--7.8%
BASF	6,860		487,621
Continental	8,100		630,293
Deutsche Telekom	11,800		234,167
E.ON	4,900		453,504
Merck KGaA	4,800		426,957
SAP	2,000		344,031
ThyssenKrupp	17,300		325,056
			2,901,629
Greece--1.0%
Coca Cola Hellenic Bottling	13,300		375,251

Hong Kong--1.5%
China Mobile (Hong Kong)	140,600		564,303

Italy--4.1%
Banca Intesa	90,600		440,690
Davide Campari-Milano	25,400		197,802
ENI	12,602		358,156
Mediaset	43,000		523,676
			1,520,324
Japan--19.3%
Asahi Breweries	26,000		293,362
Canon	12,000		593,700
Eisai	11,900		405,562
Hisamitsu Pharmaceutical	9,700		255,490
Honda Motor	11,400		586,332
Hoya	3,900		480,993
JFE Holdings	15,300		396,183
Kawasaki Kisen Kaisha	30,000		184,196
Kyocera	4,000		282,257
Mazda Motor	103,000		411,523
Mitsubishi	47,200		674,526
Mitsui & Co.	29,000		279,729
NEC	33,000		168,847
Ono Pharmaceutical	7,000		334,490
Sanyo Shinpan Finance	3,400		239,313
Sumitomo Electric Industries	38,900		436,491
Sumitomo Rubber Industries	20,000		201,281
Takeda Pharmaceutical	10,200		521,890
TV Asahi	86		181,367
Yamada Denki	5,000		282,524
			7,210,056

Netherlands--2.6%
ING Groep	25,800		781,759
Randstad Holdings	4,500		183,569
			965,328
Norway--1.6%
Norsk Hydro	2,245		213,609
Orkla	9,900		388,677
			602,286
Singapore--.6%
Keppel	28,000		212,147

South Africa--.6%
Old Mutual	91,800		210,607

Spain--2.8%
ACS	11,700		338,482
Gestevision Telecinco	8,000		189,713
Repsol YPF	18,700		524,433
			1,052,628
Sweden--3.0%
Telefonaktiebolaget LM Ericsson, Cl. B	139,700		478,653
Volvo, Cl. B	15,300		641,482
			1,120,135
Switzerland--7.2%
Baloise Holding	3,800		198,571
Compagnie Financiere Richemont (Units), Cl. A	15,200	a	541,601
Credit Suisse Group	14,500		607,967
Logitech International	6,400	a	247,224
Novartis	14,514		706,598
UBS	2,355		193,644
Zurich Financial Services	1,100		195,590
			2,691,195
United Kingdom--22.7%
AstraZeneca	16,200		728,508
Aviva	17,300		198,904
BAE Systems	49,700		269,107
BP	80,300		359,359
Barclays	36,699		888,649
British American Tobacco	24,300		485,719
BT Group	46,400		185,574
Burberry Group	24,200		180,066
Diageo	13,700		189,305
Friends Provident	73,700		236,131
HBOS	12,100		183,895
O2	84,400	a	206,613
Royal Bank of Scotland Group	6,144		182,971
Royal Dutch Shell, Cl. A	7,800		239,556
SABMiller	23,500		410,031
Sage Group	55,200		224,651
Shire Pharmaceuticals	28,800		332,389
Standard Chartered	9,900		193,187
Tesco	112,722		645,028
Vodafone Group	569,832		1,467,585
Xstrata	30,900		657,299
			8,464,527
Total Common Stocks
(cost $32,360,350)			37,798,899

Preferred Stock--.5%

Germany;
Fresenius
(cost $188,143)	1,500		190,393

Total Investments (cost $32,548,493)	101.7%		37,989,292

Liabilities, Less Cash and Receivables	1.7%		(639,712)

Net Assets	100.0%		37,349,580

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

See notes to financial statements.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-2(a)
under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier International Funds, Inc.

By:	/s/Stephen E. Canter
Stephen E. Canter
President

Date:	September 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Stephen E. Canter
Stephen E. Canter
Chief Executive Officer

Date:	September 16, 2005

By:	/s/James Windels
James Windels
Chief Financial Officer

Date:	September 16, 2005

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)